Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Subsequent Events [Abstract]
Subsequent events
36	Subsequent events

The Company has evaluated subsequent events, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the Condensed Consolidated Financial Statements except for the following:

(A) On November 7, 2024, the Company has received net proceeds of $7.63 million (after deduction of fees to the placement agent and other offering expenses amounting to $1.12 million). The Company paid $3.80 million from these net proceeds towards the outstanding Redeemable Promissory Notes. Further, there is a holdback of $0.2 million from the remaining proceeds for indemnification of the placement agent in the financing.

(B) On November 7, 2024, the Company agreed with Orix Leasing & Financial Services India Limited (lessor) with regards to restructuring the outstanding lease liability payable amounting to $408,351 by the Company. As agreed with the lessor on November 7, 2024, the Company is required to make an upfront payment of 50% of total liability on or before November 25, 2024. The remaining 50% of the total liability is to be paid along with 12% interest p.a. in 12 installments beginning from January 15, 2025.

(C) On November 6, 2024, the Company received a staff delist determination letter from the Nasdaq Listing Qualifications Department, as a result of its failure to regain compliance with the minimum market value of listed securities requirement for continued listing on the Nasdaq Global Market under Rule 5450(b)(2)(A) of Nasdaq Listing Rules (the “MVLS Rule”), Nasdaq Listing Rule 5450(b)(2)(C) to maintain a minimum market value of publicly held shares of $15,000,000 (the “MVPHS Rule”) and Nasdaq Listing Rule 5450(b)(1)(B) (the “PHS Rule”) to maintain minimum requirement for publicly held shares at 1,100,000.

(D) The Company’s shareholders authorized, and the Board of Directors approved for a 1-for-100 Reverse Stock Split, which became effective on October 21, 2024. Any fractional shares that would have otherwise resulted from the Reverse Stock Split have been rounded up to the nearest whole share. Refer note 4.

37	Subsequent events

The Company has evaluated subsequent events, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements except for the following:

(A) On April 12, 2024, Geiv Dubash has resigned from the role of Chief Financial Officer (CFO) and effective April 12, 2024, Sachin Gupta, the Finance Controller of the Company, is serving as the interim principal financial and accounting officer of the Company.

(B) On May 06, 2024, the Company has entered into a Common Stock Purchase Agreement and a related registration rights agreement (the “White Lion RRA”) with White Lion Capital LLC (“White Lion” or “Investor”) to issue shares up to the aggregate amount of $25,000,000 through Equity line of credit approach. The Investor shall have the option to purchase the Common Stock of the Company, as and when the Company issues a Purchase Notice to the Investor. The above issuance and related receipt of amount is subject to the fulfilment of certain conditions which is outside the control of the Company. The Company has not issued any shares or received any amounts pertaining to this agreement. Currently the Company is not considering raising funds under this agreement.

(C) In accordance with agreement with ACM Zoomcar Convert LLC, subsequent to the Consolidated Balance Sheet date, since the stock price of the Company is lower than the Conversion floor price and hence triggers a cash settlement obligation for the outstanding Atalaya Note.

(D) On May 22, 2024, the Company received a notice from ACM Zoomcar Convert LLC (ACM) stating that the Company is in default of the terms of the Unsecured Convertible Note issued to ACM on December 28, 2023, since the Company has entered into an equity line arrangement with White Lion Capital LLC, a variable rate transaction, without the prior consent of ACM. Further, on June 25, 2024, the Company has received another notice of default from ACM as the Company has incurred indebtedness in the form of $3,600,000 in principal amount of notes in a transaction involving Aegis Capital Corp. (“Aegis”) acting as the placement agent prior to which, the consent of ACM was not obtained. As per the terms of the Unsecured Convertible Note issued, in the event of any default, all accrued but unpaid Interest plus liquidated damages and other amounts thereof, shall become immediately due and payable in cash.The company is in discussion with ACM on this matter to settle the same.

(E) On June 18, 2024, the Company entered into a securities purchase agreement with certain investors pursuant to which the Company issued and sold an aggregate of $3,600,000 in principal amount of notes (the “Notes”) and warrants to purchase up to an aggregate of 1,267,728 shares (52,966,102 prior to Reverse Stock Split) of Company common stock (the “June Warrants”) for gross proceeds of $3,000,000. The Notes bear interest at a rate of 15% per annum (up to 20% per annum during the occurrence of an Event of Default computed on the basis of a 360-day year and twelve 30-day months and payable in arrears on the Maturity Date. The June Warrants are each exercisable for one share of common stock at an initial exercise price of $5.9161 per share ($0.1416 per share prior to Reverse Stock Split). The June Warrants may be exercised at any time on or after the later of (i) the six-month anniversary of the issuance date or (ii) the date that the Company obtains Stockholder Approval and expiring on the five year anniversary of the date that of the last to occur of (a) the Resale Effective Date and (b) the date that Stockholder Approval is obtained.

(F) On June 18, 2024, Graham Gullans resigned from the Board of Directors and on June 20, 2024, the Company has terminated Greg Moran from the role of the Chief Executive Officer (CEO) and is required to resign from the Board of Directors of the Company . Effective June 20, 2024, Hiroshi Nishijima, the Chief Operating Officer of the Company, will serve as the interim CEO.

(G) On June 20, 2024, the Board has appointed John Clarke and Mark Bailey as independent directors to fill vacancies of Mr. Graham Gullans and David Ishag.

(H) On June 30, 2024, Adarsh Menon resigned from his role of the President of the Company.

(I) Subsequent to the Consolidated Balance Sheet date, the Company continues to default in making the payments for all outstanding balances owed to lease vendors and lenders as explained in Note 12 and 16 of Consolidated financial statements respectively.